Note 11 - Lease (Tables)	9 Months Ended
Sep. 30, 2019
Notes Tables
Operating Lease, Supplement Balance Sheet Information [Table Text Block]
As of September 30,
2019
$

Operating lease ROU asset	2,704

Current portion of operating lease liabilities	542
Operating lease liabilities	2,091
Total lease liabilities	2,633

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
$

Three months ending December 31, 2019	87
Year ending December 31, 2020	780
Year ending December 31, 2021	786
Year ending December 31, 2022	789
Year ending December 31, 2023	793
Total lease payments	3,235
Less imputed interest	(602)

Present value of lease liabilities	2,633

Lease, Cost [Table Text Block]
Nine months ended
September 30, 2019
$

Operating cash flows used in operating lease	620
As of September 30,
2019

Weighted average remaining lease term (years)	4.23
Weighted average discount rate	8.45%

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
$

Year ending December 31, 2019	792
Year ending December 31, 2020	798
Year ending December 31, 2021	786
Year ending December 31, 2022	789
Year ending December 31, 2023	793

Total	3,958